UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.5%
Automobiles & Components — 1.8%
3,900	Autoliv, Inc.(a)	$233,025
13,650	General Motors Corp.	500,955
19,600	Johnson Controls, Inc.	2,314,956
89,300	Thor Industries, Inc.	4,017,607

		7,066,543

Banks — 7.2%
850	BB&T Corp.	34,332
19,950	Comerica, Inc.	1,023,036
5,150	Fannie Mae	313,172
9,300	Fifth Third Bancorp	315,084
9,900	First Horizon National Corp.	263,934
31,400	FirstMerit Corp.	620,464
124,900	IndyMac Bancorp, Inc.	2,948,889
98,550	KeyCorp	3,186,121
152,900	National City Corp.	3,836,261
102,550	New York Community Bancorp, Inc.	1,953,577
82,000	U.S. Bancorp	2,667,460
119,350	Wachovia Corp.	5,985,402
120,500	Washington Mutual, Inc.(a)	4,254,855
6,200	Wells Fargo & Co.	220,844

		27,623,431

Capital Goods — 9.1%
200	Carlisle Cos., Inc.	9,720
52,500	Caterpillar, Inc.(a)	4,117,575
8,500	Deere & Co.	1,261,570
63,300	Emerson Electric Co.	3,368,826
700	Foster Wheeler Ltd.*	91,896
750	General Dynamics Corp.	63,353
346,450	General Electric Co.(a)	14,343,030
6,500	Goodrich Corp.	443,495
14,100	Lockheed Martin Corp.	1,529,709
64,600	Masco Corp.	1,496,782
9,750	Northrop Grumman Corp.	760,500
38,250	PACCAR, Inc.	3,260,812
7,000	Pall Corp.	272,300
12,000	Textron, Inc.	746,520
4,000	Timken Co.	148,600
40,000	United Technologies Corp.	3,219,200

		35,133,888

Consumer Durables & Apparel — 2.1%
8,800	Blyth, Inc.	179,960
800	Crocs, Inc.*	53,800
28,750	D.R. Horton, Inc.	368,288
70,050	Eastman Kodak Co.	1,874,538
11,350	KB HOME	284,431
25,100	Leggett & Platt, Inc.	480,916
3,650	M.D.C. Holdings, Inc.	149,431
159,150	Mattel, Inc.	3,733,659
1,200	Snap-On, Inc.	59,448
7,400	The Stanley Works	415,362
6,050	VF Corp.	488,537

		8,088,370

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — 3.0%
85,050	Carnival Corp.	$4,118,972
18,400	Harrah’s Entertainment, Inc.	1,599,512
102,550	McDonald’s Corp.	5,585,898
5,850	Ruby Tuesday, Inc.	107,289
900	Yum! Brands, Inc.	30,447

		11,442,118

Diversified Financials — 8.3%
115,850	Allied Capital Corp.(a)	3,404,831
96,800	American Capital Strategies Ltd.(a)	4,136,264
202,200	Bank of America Corp.(a)	10,164,594
191,900	Citigroup, Inc.(a)	8,955,973
1,750	Discover Financial Services*	36,400
7,150	Jeffries Group, Inc.	198,985
67,150	JPMorgan Chase & Co.(a)	3,076,813
27,800	Morgan Stanley	1,751,400
1,900	SLM Corp.	94,373
1,000	The Bear Stearns Companies, Inc.	122,810

		31,942,443

Energy — 11.1%
100,400	Chevron Corp.(a)	9,395,432
12,750	ConocoPhillips	1,119,067
2,600	Consol Energy, Inc.	121,160
4,700	Diamond Offshore Drilling, Inc.	532,463
150,400	Exxon Mobil Corp.(a)	13,921,024
15,650	Frontline Ltd.	755,582
30,250	GlobalSantaFe Corp.	2,299,605
40,550	Halliburton Co.	1,557,120
35,750	Marathon Oil Corp.	2,038,465
5,050	Murphy Oil Corp.	352,945
4,250	National Oilwell Varco, Inc.*	614,125
9,900	Peabody Energy Corp.	473,913
39,400	Schlumberger Ltd.(a)	4,137,000
135,075	Spectra Energy Corp.	3,306,636
10,850	Sunoco, Inc.	767,963
17,750	Valero Energy Corp.	1,192,445
8,400	Williams Companies, Inc.	286,104

		42,871,049

Food & Staples Retailing — 1.2%
7,950	Costco Wholesale Corp.	487,892
12,300	CVS/Caremark Corp.	487,449
2,500	SUPERVALU, Inc.	97,525
17,300	SYSCO Corp.	615,707
67,650	Wal-Mart Stores, Inc.	2,952,922
1,850	Whole Foods Market, Inc.	90,576

		4,732,071

Food, Beverage & Tobacco — 4.4%
37,050	Altria Group, Inc.(a)	2,576,086
37,850	Anheuser-Busch Companies, Inc.(a)	1,892,122
13,800	General Mills, Inc.	800,538
61,350	H.J. Heinz Co.	2,834,370
50	Kellogg Co.	2,800
98,941	Kraft Foods, Inc.	3,414,454
9,100	Lancaster Colony Corp.	347,347
37,550	PepsiCo, Inc.	2,750,913
38,900	Reynolds American, Inc.	2,473,651

		17,092,281

Health Care Equipment & Services — 2.1%
11,500	Aetna, Inc.	624,105
39,150	Baxter International, Inc.(a)	2,203,362

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
7,300	Cardinal Health, Inc.	$456,469
15,000	CIGNA Corp.	799,350
1,950	Covidien Ltd.*	80,925
8,100	Express Scripts, Inc.*	452,142
2,600	Hillenbrand Industries, Inc.	143,052
900	Humana, Inc.*	62,892
6,250	Medco Health Solutions, Inc.*	564,938
25,850	Medtronic, Inc.	1,458,198
23,100	UnitedHealth Group, Inc.	1,118,733
2,100	WellCare Health Plans, Inc.*	221,403

		8,185,569

Household & Personal Products — 2.8%
3,400	Avon Products, Inc.	127,602
850	Clorox Co.	51,842
26,050	Estee Lauder Companies, Inc.	1,106,083
66,250	Kimberly-Clark Corp.	4,654,725
66,850	Procter & Gamble Co.	4,702,229

		10,642,481

Insurance — 3.8%
17,100	American International Group, Inc.(a)	1,156,815
6,450	Arthur J. Gallagher & Co.	186,857
24,150	Fidelity National Title Group, Inc. Class A	422,142
5,700	Lincoln National Corp.	376,029
47,550	Principal Financial Group, Inc.	2,999,929
38,900	Prudential Financial, Inc.	3,795,862
3,950	StanCorp Financial Group, Inc.	195,565
11,100	The Allstate Corp.(a)	634,809
221,800	The Progressive Corp.	4,305,138
10,450	Unitrin, Inc.	518,215

		14,591,361

Materials — 3.4%
32,900	Alcoa, Inc.	1,287,048
1,250	Allegheny Technologies, Inc.	137,438
2,800	Bemis Co., Inc.	81,508
98,700	E.I. du Pont de Nemours & Co.(a)	4,891,572
12,200	International Paper Co.	437,614
27,500	Nucor Corp.	1,635,425
5,450	Olin Corp.	121,971
100	Rohm & Haas Co.	5,567
75,450	The Dow Chemical Co.	3,248,877
5,950	United States Steel Corp.	630,343
28,250	Worthington Industries, Inc.	665,570

		13,142,933

Media — 2.0%
8,900	Clear Channel Communications, Inc.	333,216
1,200	Dow Jones & Co., Inc.	71,640
2,900	Gannett Co., Inc.	126,730
30,150	The New York Times Co. Class A	595,764
174,100	Regal Entertainment Group Class A	3,821,495
72,600	The Walt Disney Co.	2,496,714
330	The Washington Post Co. Class B	264,924

		7,710,483

Pharmaceuticals, Biotechnology & Life Sciences — 8.4%
51,750	Abbott Laboratories	2,774,835
25,250	Amgen, Inc.*	1,428,392
2,000	Amylin Pharmaceuticals, Inc.*	100,000
3,400	Biogen Idec, Inc.*	225,522
174,050	Bristol-Myers Squibb Co.(a)	5,016,121
27,150	Celgene Corp.*	1,936,066
67,700	Eli Lilly & Co.	3,854,161

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
88,550	Johnson & Johnson(a)	$5,817,735
351,550	Pfizer, Inc.	8,588,367
10,050	Schering-Plough Corp.	317,882
5,750	Thermo Fisher Scientific, Inc.*	331,890
2,050	Vertex Pharmaceuticals, Inc.*	78,741
46,200	Wyeth	2,058,210

		32,527,922

Real Estate — 1.1%
3,900	Archstone-Smith Trust (REIT)	234,546
27,100	General Growth Properties, Inc. (REIT)	1,453,102
25,000	Simon Property Group, Inc. (REIT)	2,500,000
1,450	Vornado Realty Trust (REIT)	158,558

		4,346,206

Retailing — 1.2%
8,650	Amazon.Com, Inc.*	805,747
4,300	Barnes & Noble, Inc.(a)	151,618
3,300	Best Buy Co., Inc.	151,866
1,550	GameStop Corp. Class A*	87,343
47,950	Home Depot, Inc.	1,555,498
1,750	Macy’s, Inc.	56,560
46,300	RadioShack Corp.	956,558
49,000	Saks, Inc.	840,350
2,300	The Sherwin-Williams Co.	151,133
1,335	TravelCenters of America LLC*	43,521

		4,800,194

Semiconductors & Semiconductor Equipment — 3.6%
12,950	Analog Devices, Inc.	468,272
246,850	Intel Corp.(a)	6,383,541
27,750	Linear Technology Corp.	970,972
33,600	Maxim Integrated Products, Inc.	986,160
99,400	Microchip Technology, Inc.	3,610,208
12,650	NVIDIA Corp.*	458,436
24,150	Texas Instruments, Inc.	883,649

		13,761,238

Software & Services — 5.3%
50,200	Accenture Ltd. Class A	2,020,550
4,800	Autodesk, Inc.*(a)	239,856
40,800	Automatic Data Processing, Inc.(a)	1,873,944
2	Broadridge Financial Solutions, Inc.	38
600	Citrix Systems, Inc.*	24,192
11,200	eBay, Inc.*	437,024
7,050	Google, Inc. Class A*	3,999,253
247,750	Microsoft Corp.(a)	7,298,715
95,400	Paychex, Inc.	3,911,400
6,900	VeriFone Holdings, Inc.*	305,877
12,000	Yahoo!, Inc.*	322,080

		20,432,929

Technology Hardware & Equipment — 6.2%
6,950	Adtran, Inc.(a)	160,059
31,950	Apple, Inc.*(a)	4,905,603
97,700	Cisco Systems, Inc.*	3,234,847
8,150	Corning, Inc.	200,897
28,800	Dell, Inc.*	794,880
17,700	EMC Corp.*	368,160
63,350	International Business Machines Corp.(a)	7,462,630
1,800	Juniper Networks, Inc.*	65,898
58,250	Motorola, Inc.	1,079,372
130,300	QUALCOMM, Inc.(a)	5,506,478
4,850	SanDisk Corp.*	267,235

		24,046,059

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — 4.0%
172,228	AT&T, Inc.(a)	$7,286,967
62,150	Citizens Communications Co.	889,988
3,400	Sprint Nextel Corp.	64,600
160,150	Verizon Communications, Inc.	7,091,442
1,700	Windstream Corp.	24,004

		15,357,001

Transportation — 2.0%
4,750	C.H. Robinson Worldwide, Inc.	257,878
62,350	Norfolk Southern Corp.	3,236,588
55,250	United Parcel Service, Inc. Class B	4,149,275

		7,643,741

Utilities — 4.4%
48,950	Ameren Corp.(a)	2,569,875
86,050	Consolidated Edison, Inc.	3,984,115
22,650	DTE Energy Co.	1,097,166
130,950	Duke Energy Corp.	2,447,455
15,700	Energy East Corp.	424,685
1,473	Integrys Energy Group, Inc.	75,462
9,450	Pinnacle West Capital Corp.	373,370
125,000	Southern Co.	4,535,000
21,550	TXU Corp.	1,475,528

		16,982,656

TOTAL COMMON STOCKS		$380,162,967

Shares	Description	Value
Closed-End Fund — 0.1%
17,140	Tri-Continental Corp.	$415,645

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 4.6%
JPMorgan Chase Euro — Time Deposit
$17,511,526	4.897%	10/01/07	$17,511,526

TOTAL INVESTMENTS — 103.2%			$398,090,138

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2%)			(12,243,254)

NET ASSETS — 100.0%			$385,846,884

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is held as collateral for call options written.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2007, the following future contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P Mini 500 Index	66	December 2007	$5,075,400	$10,034

WRITTEN OPTIONS — For the period ended September 30, 2007, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2006	550	$1,533,800

Contracts written	2,665	10,666,010
Contracts expired	(1,365)	(3,530,300)
Contracts bought to close	(950)	(4,484,435)

Contracts Outstanding at September 30, 2007	900	$4,185,075

At September 30, 2007, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

S & P 500 Index	575	$1,550	December 2007	$(2,461,000)
S & P 500 Index	325	1,540	December 2007	(1,592,500)

(Premiums Received $4,185,075)	900			$(4,053,500)

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gain and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$374,383,357

Gross unrealized gain	30,614,556
Gross unrealized loss	(6,907,775)

Net unrealized security gain	$23,706,781

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TOLLKEEPER FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 95.1%
Insurance — 2.2%
265,803	eHealth, Inc.*(a)	$7,362,743

Media — 7.0%
175,130	Lamar Advertising Co. Class A	8,576,116
148,160	National CineMedia, Inc.	3,318,784
185,940	The McGraw-Hill Cos., Inc.	9,466,206
70,630	Viacom, Inc. Class B*	2,752,451

		24,113,557

Retailing — 1.1%
188,560	Netflix, Inc.*(a)	3,906,963

Semiconductors & Semiconductor Equipment — 11.5%
156,000	Cavium Networks, Inc.*(a)	5,070,000
248,520	FormFactor, Inc.*	11,026,833
278,720	Linear Technology Corp.(a)	9,752,413
252,860	Marvell Technology Group Ltd.*	4,139,318
245,080	Tessera Technologies, Inc.*	9,190,500

		39,179,064

Software & Services — 39.4%
993,615	Activision, Inc.*	21,452,148
11,170	Baidu.com ADR*	3,235,391
88,260	Cognizant Technology Solutions Corp. Class A*	7,040,500
73,620	comScore, Inc.*	1,987,740
329,103	Electronic Arts, Inc.*	18,426,477
26,335	Google, Inc. Class A*	14,939,055
496,050	Iron Mountain, Inc.*	15,119,604
459,675	Microsoft Corp.	13,542,025
44,290	NAVTEQ Corp.*	3,453,291
294,969	Salesforce.com, Inc.*	15,137,809
286,703	Switch and Data Facilities Co., Inc.*(a)	4,670,392
426,650	The Western Union Co.	8,946,851
260,520	Yahoo!, Inc.*	6,992,357

		134,943,640

Technology Hardware & Equipment — 23.0%
82,643	Apple, Inc.*	12,689,006
444,315	Cisco Systems, Inc.*	14,711,270
188,990	Corning, Inc.	4,658,604
222,600	Dolby Laboratories, Inc. Class A*	7,750,932
401,560	Network Appliance, Inc.*	10,805,980
273,325	QUALCOMM, Inc.	11,550,714
168,650	Research In Motion Ltd.*	16,620,457

		78,786,963

Telecommunication Services — 10.9%
321,070	American Tower Corp. Class A*	13,979,388
107,880	Clearwire Corp. Class A*(a)	2,636,587
136,971	Crown Castle International Corp.*	5,565,132
290,810	MetroPCS Communications, Inc.*(a)	7,933,297
205,040	NeuStar, Inc. Class A*(a)	7,030,821

		37,145,225

TOTAL COMMON STOCKS		$325,438,155

		Expiration
Units	Description	Date	Value
Warrant* — 0.0%
Banks — 0.0%
294	MacQuarie Bank Ltd.	04/09/12	$5,285

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 5.4%
JPMorgan Chase Euro — Time Deposit
$18,630,302	4.897%	10/01/07	$18,630,302

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$344,073,742

	Interest
Shares	Rate	Value
Securities Lending Collateral — 11.8%
Boston Global Investment Trust — Enhanced Portfolio(b)
40,295,850	5.410%	$40,295,850

TOTAL INVESTMENTS — 112.3%		$384,369,592

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.3)%		(42,212,156)

NET ASSETS — 100.0%		$342,157,436

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS TOLLKEEPER FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gain and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$298,331,170

Gross unrealized gain	90,351,868
Gross unrealized loss	(4,313,446)

Net unrealized security gain	$86,038,422

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 100.1%
Automobiles & Components — 0.4%
58,100	Cooper Tire & Rubber Co.	$1,417,641

Banks — 6.2%
12,700	BB&T Corp.	512,953
9,500	Comerica, Inc.	487,160
32,300	Countrywide Financial Corp.	614,023
1,000	Flagstar Bancorp, Inc.	9,730
800	Freddie Mac	47,208
5,000	Marshall & Ilsley Corp.	218,850
158,227	National City Corp.	3,969,915
38,300	Provident Financial Services, Inc.	626,971
1,000	Radian Group, Inc.	23,280
20,300	SunTrust Banks, Inc.	1,536,101
85,000	U.S. Bancorp	2,765,050
215,300	Washington Mutual, Inc.	7,602,243
156,700	Wells Fargo & Co.	5,581,654

		23,995,138

Capital Goods — 9.2%
6,500	Acuity Brands, Inc.	328,120
11,800	Aerovironment, Inc.*	271,518
93,607	AGCO Corp.*	4,752,427
20,200	Belden, Inc.	947,582
2,800	Cubic Corp.	118,076
10,600	Cummins, Inc.	1,355,634
31,000	DynCorp International, Inc. Class A*	716,410
29,200	EMCOR Group, Inc.*	915,712
14,600	General Cable Corp.*(a)	979,952
159,700	General Electric Co.	6,611,580
5,175	Graco, Inc.	202,394
75,700	GrafTech International Ltd.*	1,350,488
17,100	Lockheed Martin Corp.	1,855,179
36,500	Masco Corp.	845,705
200	McDermott International, Inc.*	10,816
49,100	Northrop Grumman Corp.	3,829,800
64,500	Raytheon Co.	4,116,390
500	Rush Enterprises, Inc. Class A*	12,675
15,100	SPX Corp.	1,397,656
24,400	Terex Corp.*	2,172,088
10,800	The Boeing Co.	1,133,892
37,100	United Rentals, Inc.*	1,193,507
4,300	Woodward Governor Co.	268,320

		35,385,921

Commercial Services & Supplies — 0.7%
48,100	IKON Office Solutions, Inc.	618,085
26,800	Manpower, Inc.	1,724,580
1,885	PHH Corp.*	49,538
4,100	Spherion Corp.*	33,866
8,900	TeleTech Holdings, Inc.*	212,799

		2,638,868

Shares	Description	Value
Common Stocks — (continued)
Consumer Durables & Apparel — 0.7%
1,500	Black & Decker Corp.	$124,950
17,400	Blyth, Inc.	355,830
45,000	KB HOME	1,127,700
26,700	Tempur-Pedic International, Inc.(a)	954,525

		2,563,005

Consumer Services — 2.3%
12,300	Apollo Group, Inc. Class A*	739,845
34,600	ITT Educational Services, Inc.*	4,210,474
22,900	Jack in the Box, Inc.*	1,484,836
7,627	Marriott International, Inc. Class A	331,546
6,900	McDonald’s Corp.	375,843
6,300	Premier Exhibitions, Inc.*	95,004
21,500	Wyndham Worldwide Corp.	704,340
5,300	Wynn Resorts Ltd.	835,068

		8,776,956

Diversified Financials — 8.0%
4,800	Ameriprise Financial, Inc.	302,928
147,142	Bank of America Corp.	7,396,828
26,000	CIT Group, Inc.	1,045,200
17,200	Citigroup, Inc.	802,724
4,020	CME Group, Inc.	2,361,147
500	CompuCredit Corp.*	10,855
161,950	Discover Financial Services*	3,368,560
49,400	Eaton Vance Corp.	1,974,024
4,400	Franklin Resources, Inc.	561,000
2,500	GAMCO Investors, Inc.	137,000
400	HFF, Inc. Class A*	4,748
9,000	Investment Technology Group, Inc.*	386,820
183,200	JPMorgan Chase & Co.	8,394,224
7,600	Merrill Lynch & Co., Inc.	541,728
12,000	Moody’s Corp.	604,800
14,700	Morgan Stanley	926,100
32,600	SEI Investments Co.	889,328
16,600	T. Rowe Price Group, Inc.	924,454

		30,632,468

Energy — 10.4%
92,600	Chevron Corp.	8,665,508
4,679	ConocoPhillips	410,676
23,000	Devon Energy Corp.	1,913,600
15,300	Dresser-Rand Group, Inc.*	653,463
161,900	Exxon Mobil Corp.	14,985,464
28,100	Holly Corp.	1,681,223
35,200	Occidental Petroleum Corp.	2,255,616
14,700	Overseas Shipholding Group	1,129,401
74,700	Patterson-UTI Energy, Inc.	1,685,979
44,600	Tesoro Corp.	2,052,492
20,300	Transocean, Inc.*	2,294,915
25,600	Valero Energy Corp.	1,719,808
9,200	Western Refining, Inc.	373,336

		39,821,481

Food & Staples Retailing — 1.5%
10,855	CVS/Caremark Corp.	430,184
5,979	Longs Drug Stores Corp.	296,977
96,700	Safeway, Inc.	3,201,737
11,600	Spartan Stores, Inc.	261,348
50,000	The Kroger Co.	1,426,000

		5,616,246

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — 4.0%
172,500	Alliance One International, Inc.*	$1,128,150
19,500	Altria Group, Inc.	1,355,835
200	Boston Beer Co., Inc. Class A*	9,732
31,400	Coca-Cola Enterprises, Inc.	760,508
1,800	Flowers Foods, Inc.	39,240
1,600	Hansen Natural Corp.*	90,688
5,051	Kraft Foods, Inc.	174,310
10,100	Molson Coors Brewing Co. Class B	1,006,667
19,000	Pepsi Bottling Group, Inc.	706,230
9,400	PepsiAmericas, Inc.	304,936
48,000	PepsiCo., Inc.	3,516,480
27,600	The Coca-Cola Co.	1,586,172
159,700	Tyson Foods, Inc. Class A	2,850,645
35,200	UST, Inc.	1,745,920

		15,275,513

Health Care Equipment & Services — 4.3%
14,100	Align Technology, Inc.*	357,153
47,900	AmerisourceBergen Corp.	2,171,307
300	Analogic Corp.	19,128
53,100	Cigna Corp.	2,829,699
4,200	Covidien Ltd.*	174,300
3,000	Cynosure, Inc. Class A*	110,700
2,800	Humana, Inc.*	195,664
42,200	Kinetic Concepts, Inc.*	2,375,016
100	MedCath Corp.*	2,746
28,700	Medco Health Solutions, Inc.*	2,594,193
2,419	PharMerica Corp.*	36,091
16,600	St. Jude Medical, Inc.*	731,562
40,830	UnitedHealth Group, Inc.	1,977,397
21,900	WellCare Health Plans, Inc.*	2,308,917
7,574	Zimmer Holdings, Inc.*	613,418

		16,497,291

Household & Personal Products — 1.3%
23,600	Alberto-Culver Co.	585,044
7,400	Colgate-Palmolive Co.	527,768
26,200	Energizer Holdings, Inc.*	2,904,270
10,800	NBTY, Inc.*	438,480
8,120	Procter & Gamble Co.	571,161

		5,026,723

Insurance — 2.7%
734	Alleghany Corp.*	298,004
1,800	American National Insurance Co.	236,790
12,400	CNA Financial Corp.	487,568
300	Flagstone Reinsurance Holdings Ltd.	3,987
72,823	Loews Corp.	3,520,992
18,900	MBIA, Inc.	1,153,845
6,900	Nationwide Financial Services, Inc.	371,358
4,600	Principal Financial Group, Inc.	290,214
22,200	Prudential Financial, Inc.	2,166,276
21,500	XL Capital Ltd. Class A	1,702,800

		10,231,834

Materials — 2.8%
19,642	Ashland, Inc.	1,182,645
66,400	CF Industries Holdings, Inc.	5,040,424
600	Innospec, Inc.	13,668
5,800	International Flavors & Fragrances, Inc.	306,588

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
16,552	Monsanto Co.	$1,419,168
2,600	OM Group, Inc.*	137,306
8,400	Owens-Illinois, Inc.*	348,180
16,100	Southern Copper Corp.(a)	1,993,663
5,800	Terra Industries, Inc.*	181,308
247	Tronox, Inc. Class B	2,230

		10,625,180

Media — 4.9%
159,600	CBS Corp. Class B	5,027,400
2	Citadel Broadcasting Corp.	8
29,100	Clear Channel Communications, Inc.	1,089,504
3,400	Idearc, Inc.	106,998
1,000	Liberty Media Corp., Capital Series Class A*	124,830
17,900	Marvel Entertainment, Inc.*	419,576
86,900	The DIRECTV Group, Inc.*	2,109,932
117,100	The Walt Disney Co.	4,027,069
316,200	Time Warner, Inc.	5,805,432

		18,710,749

Pharmaceuticals, Biotechnology & Life Sciences — 8.7%
5,800	Abbott Laboratories	310,996
14,400	Amgen, Inc.*	814,608
37,386	Applera Corporation-Applied Biosystems Group	1,295,051
84,900	Biogen Idec, Inc.*	5,631,417
18,100	Celgene Corp.*	1,290,711
19,600	Eli Lilly & Co.	1,115,828
8,700	Genzyme Corp.*	539,052
98,600	Gilead Sciences, Inc.*	4,029,782
8,400	Isis Pharmaceuticals, Inc.*	125,748
5,700	Johnson & Johnson	374,490
116,100	Merck & Co., Inc.	6,001,209
46,911	Millennium Pharmaceuticals, Inc.*	476,147
2,800	PerkinElmer, Inc.	81,788
301,100	Pfizer, Inc.	7,355,873
16,800	Schering-Plough Corp.	531,384
500	Varian, Inc.*	31,805
33,600	Waters Corp.*	2,248,512
15,300	Watson Pharmaceuticals, Inc.*	495,720
17,400	XenoPort, Inc.*	818,670

		33,568,791

Real Estate — 2.3%
6,600	AvalonBay Communities, Inc. (REIT)	779,196
33,200	Jones Lang LaSalle, Inc.	3,411,632
30,800	Plum Creek Timber Co., Inc. (REIT)	1,378,608
10,600	ProLogis (REIT)	703,310
1,800	Rayonier, Inc. (REIT)	86,472
5,900	Regency Centers Corp. (REIT)	452,825
22,300	Simon Property Group, Inc. (REIT)	2,230,000
500	Thomas Properties Group, Inc.	6,000

		9,048,043

Retailing — 2.8%
40,700	1-800-FLOWERS.COM, Inc. Class A*	471,713
11,000	Amazon.Com, Inc.*	1,024,650
28,300	AutoNation, Inc.*	501,476
42,500	Big Lots, Inc.*	1,268,200
20,000	Blue Nile, Inc.*(a)	1,882,400
67,100	Expedia, Inc.*	2,139,148
9,100	GameStop Corp. Class A*	512,785

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
29,000	Guess?, Inc.	$1,421,870
35,900	RadioShack Corp.	741,694
29,400	Sonic Automotive, Inc. Class A	703,836
2,700	Systemax, Inc.	55,188

		10,722,960

Semiconductors & Semiconductor Equipment — 1.8%
38,400	Analog Devices, Inc.	1,388,544
235,300	Credence Systems Corp.*	727,077
500	Monolithic Power Systems, Inc.*	12,700
15,757	Novellus Systems, Inc.*	429,536
500	Sigma Designs, Inc.*	24,120
3,800	Skyworks Solutions, Inc.*	34,352
85,300	Teradyne, Inc.*	1,177,140
90,900	Texas Instruments, Inc.	3,326,031

		7,119,500

Software & Services — 7.2%
112,600	Accenture Ltd. Class A	4,532,150
700	AsiaInfo Holdings, Inc.*	6,342
13,835	Autodesk, Inc.*	691,335
55,000	Cadence Design Systems, Inc.*	1,220,450
44,600	Chordiant Software, Inc.*	618,156
900	CSG Systems International, Inc.*	19,125
5,100	Google, Inc. Class A*	2,893,077
68,400	Greenfield Online, Inc.*	1,043,100
9,600	iGATE Corp.*	82,272
100	Liquidity Services, Inc.*	1,099
393,000	Microsoft Corp.	11,577,780
11,600	MPS Group, Inc.*	129,340
6,200	Switch and Data Facilities Co., Inc.*	100,998
156,500	Symantec Corp.*	3,032,970
60,600	Synopsys, Inc.*	1,641,048
500	Vignette Corp.*	10,035

		27,599,277

Technology Hardware & Equipment — 8.3%
23,300	Aruba Networks, Inc.*(a)	466,000
44,200	Avnet, Inc.*	1,761,812
82,300	Bell Microproducts, Inc.*	511,906
90,700	Brocade Communications Systems, Inc.*	776,392
236,800	Cisco Systems, Inc.*	7,840,448
55,300	Dell, Inc.*	1,526,280
114,858	Hewlett-Packard Co.	5,718,780
19,700	International Business Machines Corp.	2,320,660
70,600	Juniper Networks, Inc.*	2,584,666
300	Loral Space & Communications, Inc.*	11,925
20,200	Methode Electronics, Inc.	304,010
10,400	Motorola, Inc.	192,712
56,500	Novatel Wireless, Inc.*	1,279,725
26,000	Polycom, Inc.*	698,360
19,460	QUALCOMM, Inc.	822,380
4,500	Quantum Corp.*	15,300
6,000	Tech Data Corp.*	240,720
74,100	Tyco Electronics Ltd.	2,625,363
79,100	Western Digital Corp.*	2,002,812

		31,700,251

Telecommunication Services — 4.1%
7,400	ALLTEL Corp.	515,632
93,432	AT&T, Inc.	3,953,108

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — (continued)
4,900	Cbeyond, Inc.*	$199,871
18,700	CenturyTel, Inc.	864,314
1,100	Cogent Communications Group, Inc.*	25,674
59,200	Embarq Corp.	3,291,520
600	NTELOS Holdings Corp.	17,676
300	Rural Cellular Corp. Class A*	13,050
21,700	Sprint Nextel Corp.	412,300
12,100	SureWest Communications	302,621
11,100	Telephone & Data Systems, Inc.	740,925
5,200	Telephone & Data Systems, Inc. — Special Shares	322,400
8,000	US Cellular Corp.*	785,600
96,400	Verizon Communications, Inc.	4,268,592

		15,713,283

Transportation — 1.3%
108,600	Avis Budget Group, Inc.*	2,485,854
37,500	CSX Corp.	1,602,375
29,100	J.B. Hunt Transport Services, Inc.	765,330
500	Pinnacle Airlines Corp.*	8,010

		4,861,569

Utilities — 4.2%
4,300	Constellation Energy Group, Inc.	368,897
45,732	Duke Energy Corp.	854,731
72	Dynegy, Inc. Class A*	665
31,900	Edison International	1,768,855
17,100	Entergy Corp.	1,851,759
7,400	ONEOK, Inc.	350,760
72,100	PG&E Corp.	3,446,380
289,000	Reliant Energy, Inc.*	7,398,400

		16,040,447

TOTAL COMMON STOCKS		$383,589,135

	Interest
Shares	Rate	Value
Securities Lending Collateral — 1.4%
Boston Global Investment Trust — Enhanced Portfolio(b)
5,299,000	5.410%	$5,299,000

TOTAL INVESTMENTS — 101.5%		$388,888,135

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5%)		(5,629,564)

NET ASSETS — 100.0%		$383,258,571

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gain and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$316,340,256

Gross unrealized gain	77,479,508
Gross unrealized loss	(4,931,629)

Net unrealized security gain	$72,547,879

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.7%
Diversified — 7.9%
273,759	Duke Realty Corp. (REIT)	$9,255,792
606,285	Vornado Realty Trust (REIT)	66,297,265

		75,553,057

Healthcare — 3.3%
369,038	HCP, Inc. (REIT)	12,240,990
468,838	Ventas, Inc. (REIT)	19,409,893

		31,650,883

Hotels — 8.3%
1,394,005	Host Hotels & Resorts, Inc. (REIT)	31,281,472
834,215	Morgans Hotel Group Co.*	18,144,176
250,311	Orient-Express Hotels Ltd.	12,833,445
278,146	Starwood Hotels & Resorts Worldwide, Inc.	16,897,370

		79,156,463

Industrial — 10.6%
573,581	AMB Property Corp. (REIT)	34,305,880
1,017,559	ProLogis (REIT)	67,515,040

		101,820,920

Office — 18.6%
197,617	Alexandria Real Estate Equities, Inc. (REIT)	19,022,612
456,348	Boston Properties, Inc. (REIT)	47,414,557
466,423	Brandywine Realty Trust (REIT)	11,805,166
876,566	Brookfield Properties Corp.	21,826,493
277,912	Corporate Office Properties Trust (REIT)(a)	11,569,477
315,470	Digital Realty Trust, Inc. (REIT)(a)	12,426,363
567,009	Douglas Emmett, Inc. (REIT)(a)	14,022,133
339,856	SL Green Realty Corp. (REIT)	39,684,985

		177,771,786

Other — 2.8%
355,856	American Tower Corp. Class A*	15,493,970
470,277	Gramercy Capital Corp. (REIT)	11,836,872

		27,330,842

Residential — 16.9%
432,163	American Campus Communities, Inc. (REIT)	12,658,054
253,121	Apartment Investment & Management Co. (REIT)	11,423,351
441,347	Archstone-Smith Trust (REIT)(a)	26,542,608
337,649	AvalonBay Communities, Inc. (REIT)	39,862,841
256,741	Camden Property Trust (REIT)	16,495,609
736,305	Equity Residential Properties Trust (REIT)	31,189,880
205,154	Essex Property Trust, Inc. (REIT)	24,119,956

		162,292,299

Retail — 26.8%
354,207	Developers Diversified Realty Corp. (REIT)	19,789,545
144,039	Federal Realty Investment Trust (REIT)	12,761,855
538,248	General Growth Properties, Inc. (REIT)	28,860,858
983,595	Kimco Realty Corp. (REIT)	44,468,330
334,807	Regency Centers Corp. (REIT)	25,696,437
795,578	Simon Property Group, Inc. (REIT)	79,557,800
178,825	Taubman Centers, Inc. (REIT)	9,790,669
330,150	The Macherich Co. (REIT)(a)	28,914,537
170,221	Weingarten Realty Investors (REIT)	7,057,363

		256,897,394

Self Storage — 3.5%
425,212	Public Storage, Inc. (REIT)	33,442,924

TOTAL COMMON STOCKS		$945,916,568

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.2%
JPMorgan Chase Euro — Time Deposit
$1,958,470	4.897%	10/01/07	$1,958,470

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$947,875,038

	Interest
Shares	Rate	Value
Securities Lending Collateral — 5.1%
Boston Global Investment Trust — Enhanced Portfolio(b)
48,845,550	5.410%	$48,845,550

TOTAL INVESTMENTS — 104.0%		$996,720,588

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0%)		(38,682,229)

NET ASSETS — 100.0%		$958,038,359

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gain and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$785,681,368

Gross unrealized gain	219,255,418
Gross unrealized loss	(8,216,198)

Net unrealized security gain	$211,039,220

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 96.9%
Australia — 17.2%
7,500,387	Abacus Property Group (Diversified)	$12,759,285
8,865,907	Australand Property Group (Residential)	18,207,384
2,021,364	Australian Education Trust (Other)(a)	3,240,183
3,235,065	CFS Retail Property Trust (Retail)	6,833,423
2,688,506	DB RREEF Trust (Diversified)	4,785,551
1,284,560	GPT Group (Diversified)	5,784,288
5,135,544	ING Real Estate Community Living Fund Group (Residential)(a)	6,060,839
1,923,249	Lend Lease Corp. Ltd. (Other)	32,152,286
6,291,352	Mirvac Group (Diversified)	30,316,842
4,358,478	Thakral Holdings Group (Hotels)	4,129,592
11,477,078	Tishman Speyer Office Fund (Office)(a)	22,364,074
25,314,845	Valad Property Group (Office)	44,771,395
3,100,759	Westfield Group (Retail)	59,546,839

		250,951,981

Brazil — 3.8%
863,455	BR Malls Participacoes SA* (Retail)	10,358,634
1,438,851	Iguatemi Empresa de Shopping Centers SA (Retail)	21,547,441
717,258	MRV Engenharia e Participacoes SA* (Residential)	13,030,383
789,450	Multiplan Empreendimentos Imobiliarios SA* (Retail)	9,789,524

		54,725,982

Canada — 4.3%
706,510	Boardwalk Real Estate Investment Trust (REIT) (Residential)	33,633,186
1,201,009	Brookfield Properties Corp. (Office)	29,824,483

		63,457,669

China — 6.0%
9,660,000	Agile Property Holdings Ltd. (Diversified)	20,252,801
4,798,512	China Central Properties Ltd.* (Diversified)	9,425,045
12,570,000	China Overseas Land & Investment Ltd. (Diversified)	28,689,092
18,269,000	Shui On Land Ltd. (Diversified)	22,167,222
16,952,000	SRE Group Ltd. (Diversified)	7,314,207

		87,848,367

France — 9.5%
139,527	Fonciere des Regions (Diversified)(a)	20,424,222
384,381	Klepierre (Retail)	21,997,904
479,393	Mercialys SA (Retail)(a)	18,485,785
110,242	Societe Immobiliere de Location pour l’Industrie et le Commerce (Industrial)	18,520,194
230,536	Unibail-Rodamco (Diversified)	59,258,214

		138,686,319

Germany — 1.2%
8,147,151	Dawnay Day Sirius Ltd.* (Office)	10,668,588
5,295,860	Speymill Deutsche Immobilien Co. PLC* (Residential)	6,607,678

		17,276,266

Hong Kong — 9.9%
6,391,000	Hang Lung Properties Ltd. (Retail)	28,534,007
7,424,000	Hongkong Land Holdings Ltd. (Office)	33,502,745
3,642,023	Kerry Properties Ltd. (Diversified)	27,955,475
3,202,000	Sun Hung Kai Properties Ltd. (Diversified)	53,866,365

		143,858,592

India — 0.5%
7,255,000	Ascendas India Trust* (REIT) (Office)	7,228,139

Japan — 21.1%
2,664	Japan Excellent, Inc. (REIT) (Office)	22,985,996
4,368	Kenedix Realty Investment Corp. (REIT) (Diversified)	30,293,909
3,604,000	Mitsubishi Estate Co. Ltd. (Diversified)	102,721,241
3,091,000	Mitsui Fudosan Co. Ltd. (Office)	85,345,885
2,067	New City Residence Investment Corp. (REIT) (Residential)	11,298,518
5,152	Nippon Commercial Investment Corp. (REIT) (Office)	22,297,456
355,400	Nomura Real Estate Holdings, Inc. (Diversified)	10,352,385
668,000	Sumitomo Realty & Development Co. Ltd. (Office)	23,384,932

		308,680,322

Mexico — 1.8%
7,337,697	Urbi Desarrollos Urbanos SA de CV* (Residential)	26,365,635

Shares	Description	Value
Common Stocks — (continued)
Philippines — 1.8%
144,825,969	Megaworld Corp. (Diversified)	$10,991,275
43,591,200	Robinsons Land Corp. (Diversified)	15,894,225

		26,885,500

Poland — 0.6%
3,974,434	Dawnay Day Carpathian PLC (Retail)	8,477,541

Singapore — 6.3%
5,736,000	Capitaland Ltd. (Residential)	31,412,440
6,944,000	CapitaMall Trust (REIT) (Retail)	18,201,484
11,403,000	CDL Hospitality Trusts (REIT) (Hotels)	17,640,928
13,667,000	Suntec Real Estate Investment Trust (REIT) (Office)	17,920,901
2,818,000	Wing Tai Holdings Ltd. (Residential)	7,306,430

		92,482,183

United Kingdom — 12.9%
2,382,236	British Land Co. PLC (REIT) (Diversified)	56,999,610
1,204,195	Derwent London PLC (REIT) (Office)	41,323,940
2,549,495	Great Portland Estates PLC (REIT) (Office)	31,135,443
486,172	Land Securities Group PLC (REIT) (Diversified)	16,691,821
4,885,137	Minerva PLC* (Office)	22,589,688
2,683,354	Unite Group PLC (Residential)	19,791,288

		188,531,790

TOTAL COMMON STOCKS		$1,415,456,286

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.4%
JPMorgan Chase Euro — Time Deposit
$35,007,605	4.897%	10/01/07	$35,007,605

TOTAL INVESTMENT BEFORE SECURITIES LENDING COLLATERAL			$1,450,463,891

	Interest
Shares	Rate	Value
Securities Lending Collateral — 1.7%
Boston Global Investment Trust — Enhanced Portfolio(b)
25,114,172	5.410%	$25,114,172

TOTAL INVESTMENTS — 101.0%		$1,475,578,063

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(14,762,875)

NET ASSETS — 100.0%		$1,460,815,188

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

As a % of
Investments Industry Classifications†	Net Assets

Diversified	37.5%
Hotels	1.5
Industrial	1.3
Office	28.4
Other	2.4
Residential	11.9
Retail	13.9
Short-term Investments#	4.1

TOTAL INVESTMENTS	101.0%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term investments include securities lending collateral.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gain and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,382,167,862

Gross unrealized gain	146,135,733
Gross unrealized loss	(52,725,532)

Net unrealized security gain	$93,410,201

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Commodity Index Linked Structure Notes(a)(b)(c)(d) — 39.3%
AIG-FP Private Funding (Cayman) Ltd.
$11,300,000	5.206%	05/01/08	$15,204,828
500,000	5.206	05/01/08	674,525
500,000	5.206	05/01/08	669,975
13,800,000	5.210	05/07/08	18,530,088
500,000	5.574	06/09/08	679,410
500,000	5.574	06/09/08	692,425
1,000,000	5.210	07/14/08	1,324,600
3,500,000	5.210	07/14/08	4,624,445
1,000,000	5.210	07/14/08	1,377,740
2,000,000	5.210	07/14/08	2,713,160
500,000	5.210	07/14/08	676,440
1,000,000	5.210	07/14/08	1,421,010
1,400,000	5.574	07/14/08	2,044,826
1,000,000	5.350	08/12/08	1,250,980
1,000,000	5.350	08/12/08	1,173,960
1,000,000	5.350	08/12/08	1,248,050
2,000,000	5.350	08/12/08	2,474,760
1,300,000	5.544	09/17/08	1,502,215
1,000,000	5.544	09/17/08	1,365,670
1,300,000	5.544	09/17/08	1,739,985
1,000,000	5.019	11/17/08	1,014,680
1,000,000	5.544	11/17/08	1,229,200
Barclays Bank PLC
5,500,000	5.260	05/07/08	7,324,180
4,000,000	5.260	08/05/08	5,279,168
1,000,000	5.399	05/26/09	1,351,911
Commonwealth Bank of Australia Series A
13,000,000	5.256	05/01/08	17,489,940
Merrill Lynch & Co.
5,500,000	5.600	04/25/08	7,385,785
1,000,000	5.388	05/30/08	1,344,700
1,000,000	5.388	05/30/08	1,404,820
1,000,000	5.388	05/30/08	1,413,260
2,000,000	5.700	09/08/08	2,641,520
Morgan Stanley Capital Services
5,500,000	5.759	05/07/08	7,281,945
5,000,000	5.738	08/06/08	6,561,350

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES			$123,111,551

Corporate Bonds — 17.0%
Banks — 6.5%
ANZ Capital Trust(d)
$1,950,000	4.484%	12/31/49	$1,898,286
Greater Bay Bancorp
4,150,000	5.125	04/15/10	4,139,251
Independence Community Bank Corp.(a)
825,000	3.750	04/01/14	802,476
ING Capital Funding Trust III(a)
1,775,000	8.439	12/29/49	1,914,765
JPMorgan Chase & Co.
1,250,000	6.625	03/15/12	1,311,321
Mizuho JGB Investment LLC(a)(d)
1,900,000	9.870	12/29/49	1,949,989
Nordea Bank Sweden AB(a)(d)
1,410,000	8.950	12/31/49	1,509,339
Royal Bank of Scotland Group PLC ADR
175,000	9.118	12/31/49	187,383
Santander Central Hispano Issuances Ltd.
1,725,000	7.625	11/03/09	1,810,341
Sovereign Bank(a)
700,000	4.375	08/01/13	691,137
Wachovia Corp.
2,000,000	5.300	10/15/11	2,002,005
Washington Mutual, Inc.
1,900,000	5.500	08/24/11	1,878,855

			20,095,148

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Brokerage — 1.8%
Bear Stearns Companies, Inc.
$2,000,000	5.850%	07/19/10	$2,013,022
Lehman Brothers Holdings, Inc.
1,000,000	5.645 (a)	05/25/10	974,717
2,600,000	6.000	07/19/12	2,640,303

			5,628,042

Communications — 0.6%
GTE Corp.
900,000	7.510	04/01/09	924,739
Time Warner Cable, Inc.(d)
1,025,000	5.400	07/02/12	1,011,360

			1,936,099

Consumer Cyclical — 0.6%
Daimler Finance North America LLC(a)
1,925,000	6.133	03/13/09	1,917,231

Consumer Noncyclical — 0.4%
Altria Group, Inc.
1,250,000	5.625	11/04/08	1,257,154

Electric — 0.3%
Mid American Energy Holdings Co.
950,000	5.650	07/15/12	967,131

Financial Companies — 3.7%
American General Finance Corp.
3,075,000	4.000	03/15/11	2,906,468
Countrywide Home Loans, Inc.
2,075,000	4.000	03/22/11	1,857,125
General Electric Capital Corp.
4,025,000	4.125	09/01/09	3,966,692
Household Finance Corp.
925,000	7.000	05/15/12	978,120
HSBC Finance Corp.
1,800,000	8.000	07/15/10	1,926,905

			11,635,310

Insurance — 1.5%
Mony Group, Inc.
1,450,000	8.350	03/15/10	1,554,148
Prudential Financial, Inc.
1,975,000	5.800	06/15/12	2,019,325
ZFS Finance USA Trust I(a)(d)
1,000,000	6.150	12/15/65	988,839

			4,562,312

REITs — 1.6%
Camden Property Trust
1,175,000	4.375	01/15/10	1,143,294
Colonial Realty LP
2,000,000	4.750	02/01/10	1,956,979
Westfield Capital Corp. Ltd.(d)
2,025,000	4.375	11/15/10	1,951,094

			5,051,367

TOTAL CORPORATE BONDS			$53,049,794

Mortgage-Backed Obligations — 23.4%
Adjustable Rate FHLMC(a) — 2.1%
$6,668,092	5.229%	01/01/37	$6,656,677

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — 7.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$309,487	4.991%	04/25/35	$$306,122
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
538,402	4.453	04/25/34	532,011
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-3, Class 2A1
1,212,425	5.081	06/25/35	1,198,007
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-10, Class A3
2,000,000	4.650	10/25/35	1,980,060
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A3
2,000,000	5.914	03/15/49	2,035,493
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
2,847,291	5.431	08/25/35	2,782,536
Countrywide Alternative Loan Trust Series 2005-38, Class A1
396,514	6.483	09/25/35	394,245
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
3,305,732	5.826	11/20/35	3,235,240
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
902,275	4.853	04/20/35	894,151
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
421,232	4.560	11/20/34	415,066
Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-HYB4, Class 2A1
1,753,449	4.899	08/20/35	1,727,727
First Horizon Asset Securities, Inc. Series 2004-AR6, Class 2A1
190,077	4.750	12/25/34	187,518
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
562,233	5.374	08/25/35	561,606
Luminent Mortgage Trust Series 2006-5, Class A1A
723,108	5.321	07/25/36	705,083
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1
1,208,575	5.983	01/25/46	1,184,603
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
611,900	4.380	05/25/34	607,041
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
255,064	5.250	09/25/34	254,252
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
1,064,128	5.450	11/25/34	1,063,478
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
749,642	4.243	06/25/34	738,125
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
3,138,685	5.451	08/25/45	3,074,021

			23,876,385

Commercial Mortgage Backed Securities — 3.9%(a)
Sequential Fixed Rate
Banc of America Commercial Mortgage, Inc. Series 2006-5, Class A4
$2,000,000	5.414%	09/10/47	$1,980,574
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3
2,000,000	5.467	09/15/39	1,984,258
First Union National Bank Commercial Mortgage Series 2000-C2, Class A2
3,000,000	7.202	10/15/32	3,136,184
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX, Class A3
3,000,000	5.420	01/15/49	2,946,043
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3
2,000,000	5.347	11/15/38	1,969,662

			$12,016,721

Collateralized Mortgage Obligations — 1.8%
Interest Only(a)(d) — 0.2%
FHLMC Series 2007-3305, Class KL(e)
$182,676	0.000%	04/15/37	$196,041
FHLMC Series 2007-3320, Class GL(e)
191,242	0.000	05/15/37	225,738
FNMA Series 2005-105, Class IH(f)
660,492	0.000	11/25/33	19,006
FNMA Series 2007-35, Class XS(e)
186,382	0.000	04/25/37	215,840

			656,625

Planned Amortization Class — 1.6%
FHLMC Series 2005-2911, Class BU
5,000,000	5.000	09/15/23	5,004,189

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$5,660,814

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — 8.0%
$2,759,267	4.000%	08/01/13	$2,694,824
310,730	4.000	10/01/13	303,302
358,528	4.000	05/01/14	349,164
2,125,876	4.000	06/01/14	2,069,783
1,573,077	4.000	12/01/14	1,528,934
2,027,749	4.000	02/01/15	1,970,244
3,367,239	4.000	03/01/15	3,269,663
12,839,423	5.500	06/01/20	12,849,898

			25,035,812

TOTAL MORTGAGE-BACKED OBLIGATIONS			$73,246,409

Agency Debentures — 12.7%
FHLB
$15,020,000	5.000%	08/25/08	$15,065,841
FNMA
24,599,000	5.250	12/03/07	24,609,307

TOTAL AGENCY DEBENTURES			$39,675,148

U.S. Treasury Obligation — 0.1%
United States Treasury Notes
$400,000	4.500%	02/15/36	$379,316

Commercial Paper(d) — 0.4%

Chariot Funding LLC
$413,000	6.228%	10/10/07	$412,315
CRC Funding LLC
413,000	6.109	10/22/07	411,507
Galleon Capital LLC
413,000	5.294	11/01/07	411,236

TOTAL COMMERCIAL PAPER			$1,235,058

Time Deposit — 6.8%
JPMorgan Chase Nassau
$21,376,758	4.897%	10/01/07	$21,376,758

TOTAL INVESTMENTS — 99.7%			$312,074,034

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			923,288

NET ASSETS — 100.0%			$312,997,322

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(b) Security is linked to the S&P GSCI Total Return Index (“the Index”). The Index is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The GSCI currently includes twenty-four commodities in five broad sectors: energy, industrial metals, precious metals, agricultural products, and livestock products.

(c) The Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser. Total market value of Rule 144A securities amounts to $134,312,141, which represents approximately 42.9% of net assets as of September 30, 2007.

(e) Security is issued with a zero coupon, and interest is contingent upon LIBOR reaching a predetermined level.

(f) Security is issued with a zero coupon, and interest is contingent upon 10 Year Treasury Yield reaching a predetermined level.

Investment Abbreviations:
ADR	— American Depositary Receipt
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2007, the following futures contracts were open:

	Number of Contracts Long			Unrealized Gain
Type	(Short)	Settlement Month	Notional Value	(Loss)

Eurodollars	121	October 2007	$28,685,319	$19,833

Eurodollars	165	December 2007	39,251,437	22,938

Eurodollars	7	September 2008	1,674,575	8,152

Eurodollars	7	December 2008	1,674,488	8,589

Eurodollars	7	March 2009	1,673,263	8,110

Eurodollars	7	June 2009	1,671,250	7,235

U.S. Treasury Bonds	(94)	December 2007	(10,466,313)	(39,905)

2 Year U.S. Treasury Notes	(152)	December 2007	(31,471,125)	(84,805)

5 Year U.S. Treasury Notes	(215)	December 2007	(23,011,719)	(34,501)

10 Year U.S. Treasury Notes	82	December 2007	8,961,062	11,951

10 Year U.S. Treasury Notes	130	March 2008	14,143,594	16,289

TOTAL			$32,785,831	$(56,114)

INTEREST RATE SWAP CONTRACTS — At September 30, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged		Upfront
	Notional		Payments	Payments	payments
Swap	Amount	Termination	received by	made by	made by	Unrealized
Counterparty(a)	(000s)	Date	the Fund	the Fund	the Fund	Loss

Banc of America Securities LLC	$24,200	12/19/2014	3 Month LIBOR	5.000%	$520,366	$(472,559)
Bear Stearns & Co., Inc.	10,700	12/19/2014	3 Month LIBOR	5.000	58,705	(37,567)

Total					$579,071	$(510,126)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2007.

LIBOR — London Interbank Offered Rate

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gain and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$280,791,219

Gross unrealized gain	16,494,657
Gross unrealized loss	(416,670)

Net unrealized security gain	$ 16,077,987

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SPECIALTY FUNDS

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investments in securities traded on foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but are not limited to, corporate actions or events, market disruptions or governmental actions.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker, or the Funds’ custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Options — When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options are valued at the last settlement price, or in the absence of a sale, the last ask price, at the end of each day on the board of trade or exchange upon which they are traded. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss from the sale of the underlying security, and the option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

     Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Purchased options are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.

GOLDMAN SACHS SPECIALTY FUNDS

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Commodity Linked Structured Notes — The Commodity Strategy Fund may invest in structured notes whose values are based on the price movements of a commodity index. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of commodities as well as other factors. These structured notes are subject to prepayment, credit and interest rate risks. The Fund has the option to request prepayment from the issuer at any time. Interest payments received are recorded as net realized gains. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (‘‘BGA’’)—a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management, L.P. (‘‘GSAM’’), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. The Funds and BGA receive compensation relating to the lending of the Funds’ transactions.

Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Futures contracts, swap contracts, written options and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Fund, and recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps, which are recorded as realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss on the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements and recorded as realized gain on the Statement of Operations.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 29, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	November 29, 2007

* Print the name and title of each signing officer under his or her signature.